OPERATING LEASES - Future Minimum Rental Payments Under Operating Leases (FY) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2018	$ 31,647
2019	27,782
2020	25,242
2021	20,073
2022	16,621
2023 and after	66,041
Real Estate
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2018	28,957
2019	25,857
2020	24,266
2021	19,561
2022	16,350
2023 and after	66,017
Equipment
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2018	2,690
2019	1,925
2020	976
2021	512
2022	271
2023 and after	$ 24